Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and Other Receivables
Schedule of trade and other receivables

	As of
	December 31,
	2020	2021
Due from charterers	5,070	577
VAT receivable	48	33
Accrued income	4,010	5,120
Insurance claims	3,584	2,853
Other receivables	3,553	2,573
Total	16,265	11,156